UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2012 – January 31, 2013

Item 1.  Schedule of Investments.

CARNE LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2013 (Unaudited)

		Security
Shares		Description	Value
Common Stock (a) - 99.8%
Consumer Discretionary - 33.5%
56,709		Apollo Group, Inc., Class A (b)	$1,146,656
3,150		AutoZone, Inc. (b)	1,164,555
19,801		Bed Bath & Beyond, Inc. (b)	1,162,319
137,012		Best Buy Co., Inc.	2,227,815
17,733		Coach, Inc.	904,383
28,492		Delphi Automotive PLC (b)	1,101,501
17,527		Expedia, Inc.	1,143,637
46,764		GameStop Corp., Class A	1,084,925
55,389		Gannett Co., Inc.	1,087,286
20,597		Omnicom Group, Inc.	1,118,005
6,539		Ralph Lauren Corp.	1,088,613
18,906		Ross Stores, Inc.	1,128,688
18,571		Scripps Networks Interactive, Inc., Class A	1,147,131
91,700		The Interpublic Group of Cos., Inc.	1,110,487
22,066		Time Warner, Inc.	1,114,774
18,922		Viacom, Inc., Class B	1,141,943
			18,872,718
Consumer Staples - 4.1%
33,031		Altria Group, Inc.	1,112,484
31,140		Lorillard, Inc.	1,216,640
			2,329,124
Energy - 2.6%
28,045		HollyFrontier Corp.	1,464,510

Financial - 8.2%
19,720		CME Group, Inc.	1,140,605
45,744		Leucadia National Corp.	1,164,185
33,003		NYSE Euronext	1,140,913
40,341		The NASDAQ OMX Group, Inc.	1,142,457
			4,588,160
Healthcare - 11.8%
33,402		Abbott Laboratories	1,131,660
24,041		AmerisourceBergen Corp.	1,090,740
15,268		Humana, Inc.	1,135,329
10,588		McKesson Corp.	1,114,175
23,978		Medtronic, Inc.	1,117,375
17,960		Quest Diagnostics, Inc.	1,040,782
			6,630,061
Industrials - 19.6%
19,658		Emerson Electric Co.	1,125,420
15,463		General Dynamics Corp.	1,025,197
16,007		Joy Global, Inc.	1,011,162
13,876		L-3 Communications Holdings, Inc.	1,053,466
11,543		Lockheed Martin Corp.	1,002,740
16,202		Northrop Grumman Corp.	1,053,778
11,830		Parker Hannifin Corp.	1,099,835
141,016		Pitney Bowes, Inc.	2,032,041
18,837		Raytheon Co.	992,333
7,831		Stanley Black & Decker, Inc.	601,656
			10,997,628
Information Technology - 18.0%
15,658		Accenture PLC, Class A	1,125,653
5,280		Apple, Inc.	2,404,037
44,907		CA, Inc.	1,114,591
21,930		Harris Corp.	1,013,166
40,183		Microsoft Corp.	1,103,827
92,087		SAIC, Inc.	1,114,253
31,411		Seagate Technology PLC	1,067,346
53,205		Symantec Corp. (b)	1,158,273
			10,101,146
Materials - 2.0%
5,036		CF Industries Holdings, Inc.	1,154,100
Total Common Stock
(Cost $49,764,742)			56,137,447
Total Investments - 99.8%
(Cost $49,764,742)*			$56,137,447
Other Assets & Liabilities, Net – 0.2%			93,270
Net Assets – 100.0%			$56,230,717

PLC	Public Limited Company
(a)		All or a portion of these securities are pledged as collateral for written options.
(b)	Non-income producing security.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation			$7,032,003
Gross Unrealized Depreciation			(659,298)
Net Unrealized Appreciation			$6,372,705

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2013.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$56,137,447
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$56,137,447

The Level 1 inputs displayed in the Investments in Securities column of this table are Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.
There were no transfers between Level 1 and Level 2 for the period ended January 31, 2013.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

FOUNTAINHEAD SPECIAL VALUE FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2013 (Unaudited)

AF		Security
AF	Shares	Description	Value
Common Stock - 99.8%
Consumer Discretionary - 19.0%
	22,150	Bravo Brio Restaurant Group, Inc. (a)	$330,035
	78,500	Callaway Golf Company	514,960
	7,150	Coinstar, Inc. (a)	363,792
	6,750	Sotheby's	242,460
			1,451,247
Drugs/Pharmaceutical Preparations - 12.7%
	15,000	Auxilium Pharmaceuticals, Inc. (a)	276,000
	7,400	Cubist Pharmaceuticals, Inc. (a)	318,496
	11,700	Emergent BioSolutions Inc. (a)	187,785
	5,160	Forest Laboratories, Inc. (a)	187,308
			969,589
	Energy - 7.8%
	33,700	Halcón Resources Corporation (a)	257,468
	13,600	Superior Energy Services, Inc. (a)	339,592
			597,060
	Financials - 12.2%
	10,000	HomeStreet, Inc. (a)	252,200
	23,300	KKR & Co. L.P.	393,304
	28,000	MetroCorp Bancshares, Inc. (a)	282,240
			927,744
	Health Care Services - 8.9%
	17,000	BioScrip, Inc. (a)	190,910
	5,600	Express Scripts Holding Co. (a)	299,152
	5,700	PAREXEL International Corp. (a)	192,945
			683,007
	Industrials - 3.4%
	43,600	Casella Waste Systems, Inc. (a)	197,944
	2,500	Titan International, Inc.	60,725
			258,669
	Medical Products - 17.8%
	22,100	Hologic, Inc. (a)	526,864
	9,875	Illumina, Inc. (a)	499,971
	9,000	Thoratec Corporation (a)	328,770
			1,355,605
	Technology - 18.0%
	4,000	Akamai Technologies, Inc. (a)	162,840
	1,400	CACI International Inc., Class A (a)	75,082
	16,600	Omnicell, Inc. (a)	262,280
	3,550	OpenTable, Inc. (a)	187,050
	17,700	Research In Motion, Ltd. (a)	229,746
	13,700	Shutterfly, Inc. (a)	453,196
			1,370,194
	Total Common Stock
	(Cost $6,740,945)		7,613,115
Total Investments - 99.8%
	(Cost $6,740,945)*		$7,613,115
Other Assets & Liabilities, Net - 0.2%			17,150
	Net Assets - 100.0%		$7,630,265

LP	Limited Partnership
(a)	Non-income producing security.
* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation			$1,019,789
Gross Unrealized Depreciation			(147,619)
Net Unrealized Appreciation			$872,170

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2013.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$7,613,115
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$7,613,115

The Level 1 inputs displayed in the Investments in Securities column of this table are Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.
There were no transfers between Level 1 and Level 2 for the period ended January 31, 2013.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a)  The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	March 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	March 7, 2013

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	March 7, 2013